CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2014	23,431,370
Balance at Dec. 31, 2014	$ 234	$ 318,996	$ 0	$ 319,230
Increase (decrease) in Shareholders' Equity [Roll Forward]
Issuance and listing costs (in shares)	0
Issuance and listing costs	$ 0	(17)	0	(17)
Repurchase of Shares (in shares)	(499,974)
Repurchase of Shares	$ 0	(3,451)	0	(3,451)
Dividends distributed	0	(18,484)	0	(18,484)
Net Loss	$ 0	0	(6,407)	(6,407)
Balance (in shares) at Sep. 30, 2015	22,931,396
Balance at Sep. 30, 2015	$ 234	297,044	(6,407)	290,871
Balance (in shares) at Dec. 31, 2015	22,560,531
Balance at Dec. 31, 2015	$ 234	291,467	(10,844)	280,857
Increase (decrease) in Shareholders' Equity [Roll Forward]
Repurchase of Shares (in shares)	(1,873,684)
Repurchase of Shares	$ 0	(8,513)	0	(8,513)
Dividends distributed	0	(5,376)	0	(5,376)
Net Loss	$ 0	0	(22,318)	(22,318)
Balance (in shares) at Sep. 30, 2016	20,686,847
Balance at Sep. 30, 2016	$ 234	$ 277,578	$ (33,162)	$ 244,650